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                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /  /    (a)
             or fiscal year ending:       12/31/99   (b)


Is this an amendment to a previous filing? (Y/N):     N

Those items or sub-items with a box "/X/" after the item number should be completed only if the answer has changed from the previous filing on this form.
-------------------------------------------------------------------------------

1. A.  Registrant Name:  General American Separate Account Twenty-Eight

   B.  File Number:      811-7248

   C.  Telephone Number: (314) 444-0499

2. A.  Street: 700 Market

   B.  City: St. Louis          C. State: MO     D. Zip Code: 63101 Zip Ext.:

   E.  Foreign Country                           Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N) ----- N

4. Is this the last filing on this form by the Registrant? (Y/N) ------ N

5. Is Registrant a small business investment company (SBIC)? (Y/N) ---- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) ----------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) ----- [If answer is "N" (No), go to items 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period? ---------------------------------------

SCREEN NUMBER:  01        PAGE NUMBER: 01                 NEXT SCREEN:

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For period ending 12-31-99                             If filing more than one
File number 811-7248                                     Page 43, "X" box: / /

     UNIT INVESTMENT TRUSTS

111. A. /X/ Depositor Name: General American Life Insurance Company

     B. /X/ File Number (If any):

     C. /X/ City: St. Louis          State: MO Zip Code: 63101 Zip Ext.:

            Foreign Country:                Foreign Postal Code:


111. A. /X/ Depositor Name:

     B. /X/ File Number (If any):

     C. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:                Foreign Postal Code:


112. A. /X/ Sponsor Name: General American Life Insurance Company

     B. /X/ File Number (If any):

     C. /X/ City: St. Louis          State: MO Zip Code: 63101 Zip Ext.:

            Foreign Country:                Foreign Postal Code:


112. A. /X/ Sponsor Name:

     B. /X/ File Number (If any):

     C. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:                Foreign Postal Code:


PAGE NUMBER: 43

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For period ending 12-31-99                               If filing more than one
File number 811-7248                                     Page 44, "X" box: / /



113. A. /X/ Trustee Name:

     B. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:               Foreign Postal Code:


113. A. /X/ Trustee Name:

     B. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:               Foreign Postal Code:


114. A. /X/ Principal Underwriter Name: Walnut Street Securities

     B. /X/ File Number: 8-32772

     C. /X/ City: St. Louis          State: MO Zip Code: 63102 Zip Ext.:

            Foreign Country:                Foreign Postal Code:



114. A. /X/ Principal Underwriter Name:

     B. /X/ File Number: 8-

     C. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:               Foreign Postal Code:


115. A. /X/ Independent Public Accountant Name: KPMG LLP

     B. /X/ City: St. Louis          State: MO Zip Code: 63101 Zip Ext.:

            Foreign Country:               Foreign Postal Code:


115. A. /X/ Independent Public Accountant Name:

     B. /X/ City:                    State:    Zip Code:       Zip Ext.:

            Foreign Country:               Foreign Postal Code:



PAGE NUMBER: 44

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For period ending 12-31-99                               If filing more than one
File number 811-7248                                     Page 45, "X" box:  / /

116. Family of investment companies information:

     A. /X/ Is Registrant part of a family of investment companies? (Y/N)---Y

     B. /X/ Identify the family using 10 letters:         G A S A 2 8 G T G L

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. /X/ Is Registrant a separate account of an insurance company? (Y/N)--Y

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

      B. /X/ Variable annuity contracts? (Y/N)--------------------------------Y

      C. /X/ Scheduled premium variable life contracts? (Y/N)-----------------N

      D. /X/ Flexible premium variable life contracts? (Y/N)------------------Y

      E. /X/ Other types of insurance products registered under the Securities Act of 1933? (Y/N)--------------------------------N


118. /X/ State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933 ------    1

119. /X/ State the number of new series for which registration statements under
         the Securities Act of 1933 became effective during the period ---    0

120. /X/ State the total value of portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) -------- $ 0

121. /X/ State the number of series for which a current prospectus was in
         existence at the period end -------------------------------------    1

122. /X/ State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period -------------------------------------------------     0


PAGE NUMBER: 45

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For period ending 12-31-99                               If filing more than one
File number 811-7248                                     Page 46, "X" box: / /

123. /X/ State the total value of the additional units considered in
         answering item 122 ($000's omitted) --------------------------- $    0

124. /X/ State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
         (the value of these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted) -------------- $    0

125. /X/ State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)  $  883

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
     series). ($000's omitted) ----------------------------------------- $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                       Number of     Total Assets     Total Income
                                                        Series         ($000's       Distributions
                                                       Investing       omitted)     ($000's omitted)
                                                       ---------     ------------   ----------------
      A. U.S. Treasury direct issue ------------------                $                $
      B. U.S. Government agency ----------------------                $                $
      C. State and municipal tax-free ----------------                $                $
      D. Public utility debt -------------------------                $                $
      E. Brokers or dealers debt or debt of brokers'
          or dealers' parent -------------------------                $                $
      F. All other corporate intermed. & long-term
          debt ---------------------------------------                $                $
      G. All other corporate short-term debt ---------                $                $
      H. Equity securities of brokers or dealers or
          parents of brokers or dealers --------------                $                $
      I. Investment company equity securities --------     1          $  166,356       $
      J. All other equity securities -----------------                $                $
      K. Other securities ----------------------------                $                $
                                                                        ----------
      L. Total assets of all series of Registrant ----                $  166,356       $

PAGE NUMBER: 46

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For period ending 12-31-99                             If filing more than one
File number 811-7248                                     Page 47, "X" box: / /

128. /X/ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N) -----------------------------------     N

         [If answer is "N" (No), go to item 131.]

129. /X/ Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) --------------------------------------

         [If answer is "N" (No), go to item 131.]

130. /X/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ----------------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) --------------------------$  822

132. /X/ List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-
     811-          811-          811-          811-          811-

PAGE NUMBER: 47